CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Noncontrolling Interest [Member]
Balance at Mar. 31, 2015	$ 7,673,399	$ 0	$ 8,788	$ 1,091,212	$ 71,699	$ 6,077,191	$ (3,117)	$ 427,626
Balance (in shares) at Mar. 31, 2015		0	8,787,500
Net income (loss)	9,009,612	$ 0	$ 0	0	0	9,075,809	0	(66,197)
Foreign currency translation gain (loss)	34,476	0	0	0	0	0	33,803	673
Balance at Mar. 31, 2016	16,717,487	$ 0	$ 8,788	1,091,212	71,699	15,153,000	30,686	362,102
Balance (in shares) at Mar. 31, 2016		0	8,787,500
Net income (loss)	7,873,216	$ 0	$ 0	0	0	7,905,232	0	(32,016)
Dividend Distribution	(5,307,500)					(5,307,500)
Foreign currency translation gain (loss)	(54,065)	0	0	0	0	0	(52,335)	(1,730)
Balance at Dec. 31, 2016	19,229,138	$ 0	$ 8,788	1,091,212	71,699	17,750,732	(21,649)	328,356
Balance (in shares) at Dec. 31, 2016		0	8,787,500
Balance at Mar. 31, 2016	16,717,487	$ 0	$ 8,788	1,091,212	71,699	15,153,000	30,686	362,102
Balance (in shares) at Mar. 31, 2016		0	8,787,500
Net income (loss)	10,647,781	$ 0	$ 0	0	0	10,692,389	0	(44,608)
Dividend Distribution	(5,307,500)	0	0	0	0	(5,307,500)	0	0
Foreign currency translation gain (loss)	(39,978)	0	0	0	0	0	(39,081)	(897)
Balance at Mar. 31, 2017	22,017,790	$ 0	$ 8,788	1,091,212	71,699	20,537,889	(8,395)	316,597
Balance (in shares) at Mar. 31, 2017		0	8,787,500
Reverse recapitalization	1,000	$ 0	$ 712	288	0	0	0	0
Reverse recapitalization (in shares)		0	712,500
Private placement - common stock and warrants issued, net of stock issuance costs of $444,475	1,534,475	$ 0	$ 395	1,534,080	0	0	0	0
Private placement - common stock and warrants issued, net of stock issuance costs of $444,475 (in shares)		0	395,000
Stock-based compensation expense for the warrant issued to the board observer	116,578	$ 0	$ 0	116,578	0	0	0	0
Net income (loss)	11,387,954	0	0	0	0	11,390,799	0	(2,845)
Foreign currency translation gain (loss)	(30,273)	0	0	0	0	0	(29,983)	(290)
Balance at Dec. 31, 2017	$ 35,027,524	$ 0	$ 9,895	$ 2,742,158	$ 71,699	$ 31,928,688	$ (38,378)	$ 313,462
Balance (in shares) at Dec. 31, 2017		0	9,895,000